Financial Instruments, Financial Risks and Capital Management - Summary of Fair Values of Other Classes of Financial Assets and Liabilities (Detail) - Level 2 [member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Assets	$ 56,440	$ 29,776
Valuation technique(s) And key inputs(s)	Fair value is measured based on the carrying amounts of the net assets of the cells, which mainly consists of cash at bank, fixed deposits and bank interest receivable. Due to the short-term maturity of the underlying assets of the cells, the carrying amount of the net assets approximates their fair value.
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	$ 198
Valuation technique(s) And key inputs(s)	Forward pricing: The fair value is determined using quoted forward exchange rates at the reporting date discounted at a rate that reflects credit risk of counterparties